Long-Term Loans (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Loans Payable

Due date	Principal amount
	RMB	US$
October 30, 2012	23,000	3,660
January 30, 2013	23,000	3,660
April 30, 2013	23,000	3,660
July 30, 2013	23,000	3,660
October 30, 2013	25,000	3,976

	117,000	18,616

On July 19, 2011, the Company borrowed a two-year unsecured loan of RMB2,199,680 (US$350,000) from Goldman Sachs Lending Partners LLC at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.